NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Bond Index Fund
NVIT Calvert Equity Fund
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund)
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund)

Supplement dated October 29, 2024

to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Core Bond Fund

1.

At a special meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on October 23, 2024, the Board approved the termination of Nationwide Asset Management, LLC (“NWAM”) as the subadviser to the NVIT Core Bond Fund (the “Fund”) and the appointment of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as the Fund’s new subadviser, effective on or about January 27, 2025 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT Loomis Core Bond Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 75 of the SAI:

Fund	Subadviser
NVIT Loomis Core Bond Fund	Loomis, Sayles & Company, L.P.

c.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of August 31, 2024)
Loomis, Sayles & Company, L.P.
Christopher T. Harms	NVIT Loomis Core Bond Fund	None
Clifton V. Rowe, CFA	NVIT Loomis Core Bond Fund	None
Daniel Conklin, CFA	NVIT Loomis Core Bond Fund	None
Ian Anderson	NVIT Loomis Core Bond Fund	None
Barath W. Sankaran, CFA	NVIT Loomis Core Bond Fund	None

d.	The information relating to Loomis Sayles in the subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is deleted and replaced with the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of August 31, 2024)
Loomis, Sayles & Company, L.P.
Christopher T. Harms	Mutual Funds: 21 accounts, $6.68 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 10 accounts, $9.52 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 318 accounts, $24.03 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Clifton V. Rowe, CFA	Mutual Funds: 10 accounts, $6.67 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 10 accounts, $9.52 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 207 accounts, $22.82 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Daniel Conklin, CFA	Mutual Funds: 10 accounts, $6.67 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 10 accounts, $9.52 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 208 accounts, $22.81 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Ian Anderson	Mutual Funds: 4 accounts, $3.72 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $4.68 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 47 accounts, $6.88 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Barath W. Sankaran, CFA	Mutual Funds: 4 accounts, $3.72 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $4.68 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Other Accounts: 50 accounts, $6.88 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

3.

Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Loomis Sayles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE